Business Acquisitions, Fair Value Determination (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Feb. 27, 2015
Fair value determination [Abstract]
Trade and other current receivables, net														$ 181.1
Other current assets														24.4
Assets from risk management activities														102.1
Property, plant and equipment														4,616.9
Investments in unconsolidated affiliates														214.5
Intangible assets														1,354.9
Other long-term assets														5.5
Current liabilities														(259.3)
Long-term debt														(1,573.3)
Deferred income tax liabilities, net														(13.6)
Other long-term liabilities														(119.1)
Total identifiable net assets														4,534.1
Noncontrolling interest in subsidiaries														(216.9)
Goodwill	$ 417.0	[1]	$ 707.0	$ 707.0	$ 707.0	$ 0.0				$ 417.0	[1]	$ 0.0		707.0
Total fair value consideration transferred	5,024.2									5,024.2				5,024.2
Measurement-period adjustments to preliminary acquisition date fair values [Abstract]
Revenues	1,647.4		1,632.1	1,699.4	1,679.7	$ 2,032.9	$ 2,288.3	$ 2,000.6	$ 2,294.7	6,658.6		8,616.5	$ 6,314.7
Operating expenses										540.0		487.3	414.8
Depreciation and amortization expenses			166.7	$ 164.9	119.6					677.1		351.0	271.9
Equity earnings (loss)										(2.5)		18.0	14.8
General and administrative expenses										$ 161.7		$ 148.0	$ 151.5
Trade receivables, fair value														178.1
Trade receivables, gross amount														178.1
Contractual receivables included in current receivables														3.0
Contractual receivables included in other long term assets														$ 4.5
Measurement Period Adjustments [Member]
Measurement-period adjustments to preliminary acquisition date fair values [Abstract]
Depreciation and amortization expenses					(1.0)
Equity earnings (loss)					$ 0.3
Accounting Standards Update 2015-16 [Member] | Measurement Period Adjustments [Member]
Measurement-period adjustments to preliminary acquisition date fair values [Abstract]
Noncontrolling interest in subsidiaries	103.5
Property, plant and equipment	(86.2)		9.9
Investments in unconsolidated affiliates	(5.2)		5.5
Intangible assets	155.9		(5.0)
Current liabilities	1.3		2.4
Other long-term liabilities	110.1
Deferred tax liabilities	5.0
Other long-term assets	(0.1)		(1.0)
Other current assets	(0.1)		(0.6)
Goodwill	155.6		(6.4)
Revenues			0.6
Operating expenses			(1.9)
Depreciation and amortization expenses	2.0		(0.1)
Interest Expense	(26.2)
Equity earnings (loss)	(0.2)		$ (0.1)
General and administrative expenses	$ (0.4)

[1]	Total assets include goodwill. Goodwill has been attributed to the Partnership's Gathering and Processing segment.